Taxes on Income - Schedule of Income (loss) Before Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income (Loss) Before Taxes on Income [Abstract]
Domestic	$ 1,321	$ 1,990	$ 1,276
Foreign	(21)	19	6
Income before taxes on income	$ 1,300	$ 2,009	$ 1,282